Remuneration System for the Management Board and Employees of the Group - Related Parties - Summary of development of the stock options plans (Detail)	12 Months Ended
Dec. 31, 2020 shares
April 2020 Performance Share Unit Program
Number And Weighted Average Exercise Prices Of Share Options
Beginning balance	0
Granted	27,795
Exercised	0
Forfeited	(301)
Expired	0
Ending balance	27,494
June 2020 Performance Share Unit Program
Number And Weighted Average Exercise Prices Of Share Options
Beginning balance	0
Granted	8,361
Exercised	0
Forfeited	0
Expired	0
Ending balance	8,361